Provisions for pensions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [line items]
Schedule of provision for pensions

	2025			2024
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
France	18,881	—	18,881	17,742	—	17,742
Canada	5,036	186	5,222	5,181	168	5,349
Others	4,986	—	4,986	4,695	—	4,695
Total provisions for pensions	28,903	186	29,089	27,618	168	27,786

France
Disclosure of other provisions [line items]
Schedule of changes in obligation

	2025	2024
	US$'000	US$'000
Obligations at the beginning of year	17,742	19,122
Service cost	1,287	1,154
Borrowing costs	644	539
Actuarial differences	(1,656)	(1,035)
Benefits paid	(1,461)	(894)
Exchange differences	2,325	(1,144)
Obligations at the end of year	18,881	17,742

Summary of the main actuarial assumptions used to calculate obligations

	2025	2024
Salary increase	1.60% - 6.10%	1.60% - 6.10%
Discount rate	3.88%	3.40%
Expected inflation rate	2.00%	2.20%
Mortality	TGH 05 and TGF 05	TGH 05 and TGF 05
Retirement age	64-65	64-65

CANADA
Disclosure of other provisions [line items]
Schedule of changes in obligation

The changes to these obligations in the year ended December 31, 2025 and 2024 were as follows:

	2025			2024
	Pension	Post-retirement		Pension	Post-retirement
	Plans	Plans	Total	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	18,479	5,326	23,805	20,196	5,742	25,938
Service cost	54	207	261	93	296	389
Borrowing cost	882	261	1,143	914	263	1,177
Actuarial differences	(18)	(622)	(640)	(14)	(314)	(328)
Benefits paid	(1,109)	(194)	(1,303)	(1,123)	(201)	(1,324)
Exchange differences	940	270	1,210	(1,587)	(460)	(2,047)
Obligations at the end of year	19,228	5,248	24,476	18,479	5,326	23,805

Schedule showing reconciliation of benefit obligations, plan assets and funded status

	2025			2024
		Post-			Post-
	Pension	retirement		Pension	retirement
	Plans	Plans	Total	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	19,228	5,248	24,476	18,479	5,326	23,805
Fair value of plan assets	(19,254)	—	(19,254)	(18,456)	—	(18,456)
Provision for pensions	(26)	5,248	5,222	23	5,326	5,349

Schedule showing fair value rollforward of plan assets

For the years ended December 31, 2025 and 2024, the changes in plan assets were as follows:

	2025	2024
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	18,456	19,231
Interest income on assets	887	806
Actuarial return on plan assets	(158)	728
Benefits paid	(1,118)	(1,045)
Participant contribution	9	11
Contributions paid by the employer	356	385
Other	(116)	(138)
Exchange differences	938	(1,522)
Fair value of plan assets at the end of the year	19,254	18,456

Schedule of breakdown in percentage of plan assets

	2025	2024
Cash	—%	—%
Equity Mutual Funds	12%	26%
Fixed Income Securities	41%	25%
Assets held by insurance company	47%	49%
Total	100%	100%

Schedule of Actuarial assumptions

	2025		2024
	Pension	Postretirement	Pension	Postretirement
	Plan	Plan	Plan	Plan
Salary increase	2.75% - 3.00%	N/A	2.75% - 3.00%	N/A
Discount rate	4.90%	5.05%	4.68%	4.75%
Mortality	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B
Retirement age	58-60	58-60	58-60	58-60